Fees and Expenses - MassMutual Small Cap Growth Equity Fund	Sep. 30, 2025
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.08%	0.18%	0.28%	0.38%	0.28%	0.33%	0.28%	0.18%
Total Annual Fund Operating Expenses	0.88%	0.98%	1.08%	1.18%	1.33%	1.38%	1.58%	0.98%
Fee Waiver	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver(1)	0.85%	0.95%	1.05%	1.15%	1.30%	1.35%	1.55%	0.95%

(1)
The expenses in the above table reflect a written agreement by MML Advisers to waive 0.03% of its management fees through January 31, 2028. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$276	$483	$1,080
Class R5	$97	$307	$537	$1,197
Service Class	$107	$339	$591	$1,313
Administrative Class	$117	$370	$644	$1,427
Class R4	$132	$417	$724	$1,597
Class A	$680	$958	$1,259	$2,112
Class R3	$158	$494	$856	$1,874
Class Y	$97	$307	$537	$1,197